Credit Facility	12 Months Ended
Dec. 31, 2018
Bank Loan [abstract]
Credit Facility

17.   Credit Facility

In April 2015, the Company drew down $40,000 of the $60,000 available under its credit facility agreement with the Bank of Nova Scotia (“Credit Facility”). The Credit Facility was secured by a first ranking lien on the assets of Bateas, Cuzcatlan, and their holding companies. Interest on the Credit Facility was calculated using the one, two, three, or six-month US$ LIBOR rates plus a graduated margin based on the Company’s leverage ratio, as defined in the Credit Facility. Interest was payable one month in arrears. The Credit Facility was repayable with a balloon payment on the maturity date of April 1, 2019.

On January 26, 2018, the Company entered into an amended and restated four-year term credit facility with the Bank of Nova Scotia (“Amended Credit Facility”) with a maturity date of January 26, 2022.  The Amended Credit Facility consists of a $40,000 non-revolving credit facility (“Tranche A”), which has been fully drawn and an $80,000 revolving credit facility (“Tranche B”). An upfront lenders fee and transactions cost of $793 were payable on closing of the Amended Credit Facility.

The interest rate on the Amended Credit Facility is on a sliding scale at one-month LIBOR plus an applicable margin ranging from 2.5% to 3.5%, based on a Total Debt to EBITDA ratio, as defined in the Amended Credit Facility. The Amended Credit Facility is secured by a first ranking lien on the assets of Minera Bateas S.A.C. (“Bateas”), Compania Minera Cuzcatlan S.A. de C.V. (“Cuzcatlan”), Mansfield Minera S.A. (“Mansfield”) and their holding companies. The Company must comply with the terms in the Amended Credit Facility relating to, among other matters, reporting requirements, conduct of business, insurance, notices, and must comply with certain financial covenants, including a maximum debt to EBITDA ratio and a minimum tangible net worth, each as defined in the Amended Credit Facility. An upfront lenders fee and transactions cost of $793 were payable on closing of the Amended Credit Facility.

The Amended Credit Facility was further amended on December 13, 2018 (the “Third Amendment and Restated Credit Agreement”) whereby the revolving facility was increased by an additional $30,000 to $110,000 for a temporary period from December 13, 2018 to December 13, 2020.  At such time if any part of the additional $30,000 has been advanced it must be repaid by December 13, 2020, and the balance of the revolving portion of the facility must be repaid as per the terms of the Third Amendment and Restated Credit Agreement on January 26, 2022.  The Company incurred fees of $545 to the lenders and have been charged to transaction costs.

The interest rate on the Amended Credit Facility is on a sliding scale at one-month LIBOR plus an applicable margin ranging from 2.5% to 3.5%, based on a Total Debt to EBITDA ratio, as defined in the Amended Credit Facility. The Amended Credit Facility is secured by a first ranking lien on the assets of Minera Bateas S.A.C. (“Bateas”), Compania Minera Cuzcatlan S.A. de C.V. (“Cuzcatlan”), Mansfield Minera S.A. (“Mansfield”) and their holding companies. The Company must comply with the terms in the Amended Credit Facility relating to, among other matters, reporting requirements, conduct of business, insurance, notices, and must comply with certain financial covenants, including a maximum debt to EBITDA ratio and a minimum tangible net worth, each as defined in the Amended Credit Facility.

An upfront lenders fee and transactions cost of $793 were payable on closing of the Amended Credit Facility.

The amendments to the credit facility were accounted for as a modification under IFRS 9 and a loss of $653 was recognized in finance cost in the consolidated income statement.

Balance at December 31, 2017	$39,871
Loss on modifications	653
Transaction costs paid	(1,338)
Amortization of transaction costs	116
Drawdown of facility	30,000
Balance at December 31, 2018	$69,302

As at December 31, 2018 there is $80,000 undrawn from the credit facility.

The Company is in compliance with all of the covenants as at December 31, 2018.